SHARE BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION AND BENEFIT PLANS [Abstract]
Outstanding Stock Option Grants and Transactions
A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2019	211,421	$6.48
Granted	-
Exercised	(71,799)	9.84
Forfeited	-
Expired	(1,116)	22.35
Outstanding at December 31, 2019	138,506	$4.62	3.01	$2,498

Vested and expected to vest at
December 31, 2019	138,506	$4.62	3.01	$2,498
Exercisable at December 31, 2019	138,506	$4.62	3.01	$2,498

Non-Vested Restricted Stock, Restricted Stock Units and PSU's
A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2019	258,419	$19.00
Granted	86,283	22.87
Vested	(85,978)	14.57
Forfeited	(12,998)	22.85
Outstanding at December 31, 2019	245,726	$21.72

Information Regarding Options Exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2019	2018	2017
	(In thousands)
Intrinsic value	$897	$2,333	$623
Cash proceeds received	$706	$1,420	$142
Tax benefit realized	$188	$490	$218